Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Share capital amount	Additional paid-in capital	Accumulated other comprehensive loss	Accumulated deficit	Total
Balance at Dec. 31, 2019	$ 648	$ 137,969	$ (2,634)	$ (62,113)	$ 73,870
Balance (in Shares) at Dec. 31, 2019	13,786,153
Share-based compensation and RSUs		2,169			2,169
RSUs vested	$ 9	(9)
RSUs vested (in Shares)	145,303
Net loss				(3,992)	(3,992)
Other comprehensive income/loss			(28)		(28)
Balance at Dec. 31, 2020	$ 657	140,129	(2,662)	(66,105)	72,019
Balance (in Shares) at Dec. 31, 2020	13,931,456
Share-based compensation and RSUs		3,356			3,356
RSUs vested	$ 12	(12)
RSUs vested (in Shares)	223,730
Net loss				(5,263)	(5,263)
Other comprehensive income/loss			42		42
Balance at Dec. 31, 2021	$ 669	143,473	(2,620)	(71,368)	70,154
Balance (in Shares) at Dec. 31, 2021	14,155,186
Share-based compensation and RSUs		5,174			5,174
RSUs vested	$ 37	(37)
RSUs vested (in Shares)	583,896
Net loss				(2,257)	(2,257)
Other comprehensive income/loss			(288)		(288)
Balance at Dec. 31, 2022	$ 706	$ 148,610	$ (2,908)	$ (73,625)	$ 72,783
Balance (in Shares) at Dec. 31, 2022	14,739,082